UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |X|; Amendment Number:  1
                                                         -----

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Graham Asset Management, LLC

Address:  666 Fifth Avenue
          37th Floor
          New York, NY 10103


13F File Number: 28-11631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Monica Graham
Title:  Managing Member
Phone:  (212) 808-7430


Signature, Place and Date of Signing:


/s/ Monica Graham                  New York, NY              November 21, 2006
---------------------          --------------------       ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total: $791
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number       Name

1          28-06273                   Graham Partners, L.P.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1         COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6         COLUMN 7         COLUMN 8

                                        MARKET
                 TITLE OF               VALUE      SHRS OR  SH/  PUT/   INVESTMENT       OTHER        VOTING AUTHORITY
NAME OF ISSUER   CLASS      CUSIP       (x1000)    PRN AMT  PRN  CALL   DISCRETION       MANAGERS   SOLE   SHARED   NONE
--------------   --------   ---------   --------   -------  ---  ----   --------------   --------   ----   ------   ----
HEARUSA INC.     COM NEW    422360305        791   471,000  SH          Shared-Defined   1                    791




SK 02245 0002 723805